Cover	Jun. 27, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity File Number	001-40450
Entity Registrant Name	OceanTech Acquisitions I Corp.
Entity Central Index Key	0001846809
Entity Tax Identification Number	85-2122558
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Madison Avenue
Entity Address, Address Line Two	Suite 8133
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	929
Local Phone Number	412-1272
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	OTECU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Statement [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	OTEC
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Statement [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	OTECW
Security Exchange Name	NASDAQ